Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Industrials Portfolio

September 30, 2020

VCY-QTLY-1120
1.807737.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Aerospace & Defense - 6.4%
Aerospace & Defense - 6.4%
HEICO Corp. Class A	26,330	$2,334,418
Teledyne Technologies, Inc. (a)	3,300	1,023,693
TransDigm Group, Inc.	11,400	5,416,368
		8,774,479
Air Freight & Logistics - 6.7%
Air Freight & Logistics - 6.7%
Air Transport Services Group, Inc. (a)	24,911	624,270
United Parcel Service, Inc. Class B	6,900	1,149,747
XPO Logistics, Inc. (a)	88,120	7,460,239
		9,234,256
Building Products - 5.3%
Building Products - 5.3%
Fortune Brands Home & Security, Inc.	22,000	1,903,440
Trane Technologies PLC	36,800	4,462,000
Trex Co., Inc. (a)	11,600	830,560
		7,196,000
Commercial Services & Supplies - 3.0%
Diversified Support Services - 3.0%
Cintas Corp.	8,400	2,795,772
Copart, Inc. (a)	12,000	1,261,920
		4,057,692
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
AECOM (a)	6,800	284,512
Electrical Equipment - 15.5%
Electrical Components & Equipment - 15.5%
AMETEK, Inc.	66,000	6,560,400
Regal Beloit Corp.	63,888	5,997,167
Rockwell Automation, Inc.	12,600	2,780,568
Vertiv Holdings Co. (a)	320,200	5,545,864
Vertiv Holdings LLC (b)	17,536	303,724
		21,187,723
Industrial Conglomerates - 10.8%
Industrial Conglomerates - 10.8%
Honeywell International, Inc.	20,327	3,346,027
Roper Technologies, Inc.	29,100	11,497,701
		14,843,728
Machinery - 29.8%
Construction Machinery & Heavy Trucks - 2.5%
Oshkosh Corp.	45,700	3,358,950
Industrial Machinery - 27.3%
Colfax Corp. (a)	243,340	7,631,142
Fortive Corp.	118,992	9,068,380
IDEX Corp. (c)	8,240	1,503,058
Illinois Tool Works, Inc.	25,200	4,868,892
Ingersoll Rand, Inc. (a)	47,300	1,683,880
ITT, Inc.	2,056	121,407
Nordson Corp.	21,100	4,047,402
Otis Worldwide Corp.	20,700	1,292,094
Parker Hannifin Corp.	19,800	4,006,332
Stanley Black & Decker, Inc.	16,800	2,724,960
Xylem, Inc.	5,700	479,484
		37,427,031

TOTAL MACHINERY		40,785,981

Professional Services - 3.8%
Human Resource & Employment Services - 2.4%
Manpower, Inc.	3,800	278,654
TriNet Group, Inc. (a)	50,617	3,002,600
		3,281,254
Research & Consulting Services - 1.4%
CoStar Group, Inc. (a)	2,300	1,951,573

TOTAL PROFESSIONAL SERVICES		5,232,827

Road & Rail - 16.1%
Railroads - 10.1%
CSX Corp.	48,700	3,782,529
Kansas City Southern	12,046	2,178,278
Norfolk Southern Corp.	8,850	1,893,812
Union Pacific Corp.	30,500	6,004,535
		13,859,154
Trucking - 6.0%
Knight-Swift Transportation Holdings, Inc. Class A	35,407	1,441,065
Marten Transport Ltd.	2,550	41,616
Old Dominion Freight Lines, Inc.	15,748	2,849,128
Saia, Inc. (a)	18,600	2,346,204
Uber Technologies, Inc. (a)	36,300	1,324,224
Werner Enterprises, Inc.	5,500	230,945
		8,233,182

TOTAL ROAD & RAIL		22,092,336

Trading Companies & Distributors - 2.0%
Trading Companies & Distributors - 2.0%
Fastenal Co.	32,500	1,465,425
HD Supply Holdings, Inc. (a)	8,700	358,788
United Rentals, Inc. (a)	5,300	924,850
		2,749,063
TOTAL COMMON STOCKS
(Cost $103,226,222)		136,438,597

Money Market Funds - 0.5%
Fidelity Securities Lending Cash Central Fund 0.10% (d)(e)
(Cost $742,019)	741,944	742,019
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $103,968,241)		137,180,616
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(149,217)
NET ASSETS - 100%		$137,031,399

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $303,724 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Vertiv Holdings LLC	2/6/20	$175,360

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,224
Fidelity Securities Lending Cash Central Fund	2,283
Total	$5,507

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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